UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended: MARCH 31, 2001

Check here if Amendment [  ]; Amendment Number:

Institutional Investment Manager Filing this Report:

Name:     Parker Carlson & Johnson
Address:  120 West Third Street
          Suite 300
          Dayton, OH 45402-1819

13F File Number:  801-17956

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statement and schedules remain true, correct and complete as previously submitted.

Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Dayton and State of Ohio on the 14th day of MAY, 2001.

Signature:  _________________________
            James M. Johnson,
            Chief Investment Officer


                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Totals: 109

Form 13F Information Table Value Total:      $ 85,471


List of Other Included Managers:

No.  13F File Number          Name
01
02
03

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner Inc            COM              00184A105     2700    67244 SH       SOLE                    67244
                                                              1373    34200 SH       DEFINED                          34200
Alcoa Inc                      COM              013817101     1444    40160 SH       SOLE                    40160
                                                              1898    52800 SH       DEFINED                          52800
American Express Co            COM              025816109     1080    26150 SH       SOLE                    26150
                                                              1016    24600 SH       DEFINED                          24600
American Home Prods Corp       COM              026609107      717    12210 SH       SOLE                    12210
                                                              1586    27000 SH       DEFINED                          27000
American Intl Group Inc        COM              026874107     2041    25355 SH       SOLE                    25355
                                                              1331    16534 SH       DEFINED                          16534
Bank New York Inc              COM              064057102      322     6548 SH       SOLE                     6548
                                                               985    20000 SH       DEFINED                          20000
Black & Decker Corp            COM              091797100      353     9615 SH       SOLE                     9615
                                                              1029    28000 SH       DEFINED                          28000
Bristol Myers Squibb Co        COM              110122108      202     3400 SH       SOLE                     3400
Chevron Corporation            COM              166751107      379     4315 SH       SOLE                     4315
                                                               896    10200 SH       DEFINED                          10200
Cisco Sys Inc                  COM              17275R102      504    31860 SH       SOLE                    31860
                                                               435    27500 SH       DEFINED                          27500
Citigroup Inc                  COM              172967101     1296    28806 SH       SOLE                    28806
                                                              1619    36000 SH       DEFINED                          36000
Clorox Co                      COM              189054109      625    19885 SH       SOLE                    19885
                                                               818    26000 SH       DEFINED                          26000
Comcast Corp                   CL A SPL         200300200      497    11855 SH       SOLE                    11855
                                                              1048    25000 SH       DEFINED                          25000
Cooper Cameron Corp            COM              216640102      444     8225 SH       SOLE                     8225
                                                               702    13000 SH       DEFINED                          13000
Diamonds TR                    Unit Ser 1       252787106      115     1155 SH       SOLE                     1155
                                                               411     4150 SH       DEFINED                           4150
Disney Walt Co                 COM DISNEY       254687106      683    23890 SH       SOLE                    23890
                                                               829    29000 SH       DEFINED                          29000
E M C Corp Mass                COM              268648102      411    13978 SH       SOLE                    13978
                                                               612    20800 SH       DEFINED                          20800
Electronic Data Sys New        COM              285661104      369     6600 SH       SOLE                     6600
                                                               950    17000 SH       DEFINED                          17000
Enron Corp                     COM              293561106      196     3370 SH       SOLE                     3370
                                                               697    12000 SH       DEFINED                          12000
Exxon Mobil Corp               COM              30231G102     1109    13696 SH       SOLE                    13696
                                                              1027    12673 SH       DEFINED                          12673
First Franklin Corp            COM              320272107      142    16212 SH       SOLE                    16212
Fluor Corp New                 COM              343412102        9      200 SH       SOLE                      200
                                                               579    13000 SH       DEFINED                          13000
Franklin Res Inc               COM              354613101      564    14415 SH       SOLE                    14415
                                                               939    24000 SH       DEFINED                          24000
GAP Inc                        COM              364760108      298    12565 SH       SOLE                    12565
                                                               735    31000 SH       DEFINED                          31000
General Elec Co                COM              369604103     2007    47950 SH       SOLE                    47950
                                                              2126    50800 SH       DEFINED                          50800
Global Crossing Ltd            COM              g3921a100      365    27030 SH       SOLE                    27030
                                                               472    35000 SH       DEFINED                          35000
Goldman Sachs Group Inc        COM              38141g104      605     7115 SH       SOLE                     7115
                                                              1191    14000 SH       DEFINED                          14000
Home Depot Inc                 COM              437076102      656    15225 SH       SOLE                    15225
                                                               440    10200 SH       DEFINED                          10200
Intel Corp                     COM              458140100      478    18165 SH       SOLE                    18165
                                                               658    25000 SH       DEFINED                          25000
International Bus Mach         COM              459200101     1204    12514 SH       SOLE                    12514
                                                              1193    12400 SH       DEFINED                          12400
Intl Paper Co                  COM              460146103      993    27530 SH       SOLE                    27530
                                                              1191    33000 SH       DEFINED                          33000
Johnson & Johnson              COM              478160104      241     2750 SH       SOLE                     2750
Keycorp                        COM              493267108      239     9256 SH       SOLE                     9256
LSI Logic Corp                 COM              502161102      406    25800 SH       SOLE                    25800
                                                               315    20000 SH       DEFINED                          20000
Lilly Eli & Co                 COM              532457108     1146    14954 SH       SOLE                    14954
                                                               958    12500 SH       DEFINED                          12500
Merck & Co Inc                 COM              589331107     1267    16695 SH       SOLE                    16695
                                                              1518    20000 SH       DEFINED                          20000
Microsoft Corp                 COM              594918104     1154    21105 SH       SOLE                    21105
                                                              1313    24000 SH       DEFINED                          24000
Minnesota Mng & Mfg Co         COM              604059105     1000     9620 SH       SOLE                     9620
                                                              1247    12000 SH       DEFINED                          12000
Nokia Corp                     Sponsored ADR    654902204      363    15105 SH       SOLE                    15105
                                                               228     9500 SH       DEFINED                           9500
Northern Tr Corp               COM              665859104      608     9724 SH       SOLE                     9724
                                                               800    12800 SH       DEFINED                          12800
Omnicom Group Inc              COM              681919106      215     2600 SH       SOLE                     2600
Oracle Corp                    COM              68389X105      235    15720 SH       SOLE                    15720
                                                               315    21000 SH       DEFINED                          21000
Qwest Communications Intl Inc  COM              749121109      535    15258 SH       SOLE                    15258
                                                               771    22000 SH       DEFINED                          22000
SPDR TR                        Unit Ser 1       78462F103      579     4960 SH       SOLE                     4960
                                                               601     5150 SH       DEFINED                           5150
SBC Communications Inc         COM              78387G103      589    13186 SH       SOLE                    13186
                                                               803    18000 SH       DEFINED                          18000
Schlumberger Ltd               COM              806857108       22      389 SH       SOLE                      389
                                                               518     9000 SH       DEFINED                           9000
Schwab Charles Corp            COM              808513105      485    31455 SH       SOLE                    31455
                                                               695    45075 SH       DEFINED                          45075
Sealed Air Corp                COM              81211K100       22      650 SH       SOLE                      650
                                                               600    18000 SH       DEFINED                          18000
Sprint Corp                    COM FON GROUP    852061100      386    17576 SH       SOLE                    17576
Sungard Data Sys Inc           COM              867363103      436     8850 SH       SOLE                     8850
                                                               591    12000 SH       DEFINED                          12000
Sysco Corp                     COM              871829107      247     9304 SH       SOLE                     9304
Target Corp                    COM              87612E106      496    13745 SH       SOLE                    13745
                                                               613    17000 SH       DEFINED                          17000
Texas Instrs Inc               COM              882508104      263     8503 SH       SOLE                     8503
                                                               248     8000 SH       DEFINED                           8000
Tyco Intl Ltd                  COM              902124106     1376    31828 SH       SOLE                    31828
                                                              1556    36000 SH       DEFINED                          36000
US Bancorp                     COM              902973106      358    15449 SH       SOLE                    15449
United Technologies Corp       COM              913017109     1173    16000 SH       SOLE                    16000
                                                              1217    16600 SH       DEFINED                          16600
Wal Mart Stores Inc            COM              931142103      988    19570 SH       SOLE                    19570
                                                              1566    31000 SH       DEFINED                          31000
Wells Fargo & Co               COM              949746101     1303    26345 SH       SOLE                    26345
                                                               989    20000 SH       DEFINED                          20000
Worldcom Inc GA New            COM              98157D106      285    15238 SH       SOLE                    15238